Mineral properties, plant and equipment	3 Months Ended
Mar. 31, 2018
Mineral properties, plant and equipment
4.	Mineral properties, plant and equipment

The Company’s properties are located in Serbia, Eritrea and Macedonia. The principal property in Serbia is the Brestovac – Metovnica exploration license which hosts the Timok Project. The Company also holds as part of the Timok Project three additional exploration licenses. The Company holds eight additional exploration licenses in the Bor region of Serbia that form the Tilva Joint Venture with Rio Tinto Mining and Exploration Ltd. (“Rio Tinto”). All exploration expenditures on these eight exploration licenses are funded by Rio Tinto. The Company also holds seven additional 100%-owned exploration licenses in Serbia.

The properties in Eritrea consist of two mining licenses, Bisha and Harena, and two exploration licenses, Tabakin and New Mogoraib. All properties are subject to a mining agreement with the Government of Eritrea. The Bisha mining license was granted in 2008 for an initial period of 20 years and the Harena mining license was granted in 2012 for 10 years. Both licenses can be extended if required. The Tabakin exploration license was granted in 2016 for 10 years before land relinquishment requirements begin. The New Mogoraib license, also granted in 2016, is valid for three years with no relinquishments, followed by two one-year renewals with a 25% annual area reduction after year three.

Properties in Macedonia include two exploration permits and the East and Southeast prospecting licenses.

Costs classified as mineral properties represent historic acquisition costs and exploration, evaluation and development costs at Bisha and Harena, incurred subsequent to the declaration of the initial reserves on those exploration licenses.

As at March 31, 2018, the Company had commitments to purchase and unsettled obligations for property, plant and equipment of $1,205 (December 31, 2017 – $1,782).

Three months ended March 31, 2018	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2017	$548,360	$8,310	$36,440	$513,414	$1,106,524
Additions	1,975	1,024	167	2,889	6,055
Transfers	-	(9,334)	-	9,334	-
March 31, 2018	$550,335	$-	$36,607	$525,637	$1,112,579
Accumulated depreciation
December 31, 2017	$-	$-	$20,142	$243,821	$263,963
Charge for the period	-	-	1,405	22,865	24,270
March 31, 2018	-	-	21,547	266,686	288,233
Net book value March 31, 2018	$	$-	$15,060	$258,951	$824,346

Three months ended March 31, 2017 (Restated – note 12)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	343	654	521	787	2,305
Transfers from inventory	-	-	-	111	111
Change in reclamation obligation	-	-	-	(2,900)	(2,900)
March 31, 2017	$547,674	$962	$34,386	$533,968	$1,116,990
Accumulated depreciation
December 31, 2016	$-	$-	$17,079	$205,425	$222,504
Charge for the period	-	-	497	10,325	10,822
March 31, 2017	-	-	17,576	215,750	233,326
Net book value March 31, 2017	$547,674	$962	$16,810	$318,218	$883,664